Supplementary Statement of Operations Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Statement of Operations Information [Abstract]
Summary of geographic information
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
Revenues:
Taiwan	-	-	506
	-	-	506

Summary of sales to major customers
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Customer A	NA	NA	100%

Summary of cost of revenues
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Materials and production expenses	-	-	187
Other manufacturing costs	-	-	15
	-	-	202
Royalties to the Government of Israel	-	-	15
	-	-	217